WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	September 30, 2023 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 98.7% (a)
Communication Services - 1.3%
Cargurus, Inc. (b)	1,019	$17,853
Cinemark Holdings, Inc. (b)	1,976	36,260
Cogent Communications Holdings, Inc.	714	44,197
Eventbrite, Inc. - Class A (b)	1,039	10,244
IMAX Corp. (b)	855	16,519
Integral Ad Science Holding Corp. (b)	1,049	12,473
Iridium Communications, Inc.	391	17,786
Lions Gate Entertainment Corp. - Class A (b)	2,125	18,020
Lions Gate Entertainment Corp. - Class B (b)	2,358	18,557
MediaAlpha, Inc. - Class A (b)	196	1,619
Shutterstock, Inc.	515	19,596
Thryv Holdings, Inc. (b)	469	8,803
Vimeo, Inc. (b)	2,615	9,257
Yelp, Inc. (b)	2,226	92,579
		323,763
Consumer Discretionary - 11.0%
Abercrombie & Fitch Co. - Class A (b)	203	11,443
America's Car-Mart, Inc. (b)	1,510	137,395
Asbury Automotive Group, Inc. (b)	42	9,663
BJ's Restaurants, Inc. (b)	61	1,431
Boot Barn Holdings, Inc. (b)	3,350	271,986
Brinker International, Inc. (b)	100	3,159
Carvana Co. (b)(c)	499	20,948
Cavco Industries, Inc. (b)	234	62,164
Coursera, Inc. (b)	1,704	31,848
Crocs, Inc. (b)	15	1,323
Dave & Buster's Entertainment, Inc. (b)	397	14,717
Denny's Corp. (b)	211	1,787
Dillard's, Inc. - Class A	7	2,316
Everi Holdings, Inc. (b)	724	9,571
First Watch Restaurant Group, Inc. (b)	262	4,530
Fox Factory Holding Corp. (b)	236	23,383
Frontdoor, Inc. (b)	1,150	35,179
Green Brick Partners, Inc. (b)	296	12,287
Hilton Grand Vacations, Inc. (b)	746	30,362
Inspired Entertainment, Inc. (b)	682	8,157
Installed Building Products, Inc.	62	7,743
International Game Technology PLC	1,354	41,053
KB Home	29	1,342
Laureate Education, Inc.	2,619	36,928
M/I Homes, Inc. (b)	33	2,773
Malibu Boats, Inc. - Class A (b)	111	5,441
MasterCraft Boat Holdings, Inc. (b)	205	4,555
Modine Manufacturing Co. (b)	589	26,947
Monarch Casino & Resort, Inc.	119	7,390
Murphy USA, Inc.	12	4,101
OneSpaWorld Holdings Ltd. (b)	22,131	248,310
Oxford Industries, Inc.	1,110	106,704
Perdoceo Education Corp.	376	6,430
PlayAGS, Inc. (b)	1,789	11,664
Portillo's, Inc. - Class A (b)	8,918	137,248
Potbelly Corp. (b)	425	3,315
Shake Shack, Inc. - Class A (b)	338	19,628
Skyline Champion Corp. (b)	2,792	177,906
Steven Madden Ltd.	3,925	124,697
Stoneridge, Inc. (b)	3,811	76,487
Stride, Inc. (b)	1,053	47,417
Target Hospitality Corp. (b)	822	13,053
Texas Roadhouse, Inc.	4,879	468,872
The Cheesecake Factory, Inc.	863	26,149
The Lovesac Co. (b)	5,357	106,711
TopBuild Corp. (b)	764	192,222
Tri Pointe Homes, Inc. (b)	149	4,075
Upbound Group, Inc.	62	1,826
Urban Outfitters, Inc. (b)	79	2,583
Visteon Corp. (b)	223	30,790
Wingstop, Inc.	190	34,170
XPEL, Inc. (b)	39	3,007
Xponential Fitness, Inc. - Class A (b)	491	7,611
		2,682,797
Consumer Staples - 5.7%
BellRing Brands, Inc. (b)	131	5,401
Cal-Maine Foods, Inc.	1,190	57,620
Celsius Holdings, Inc. (b)	34	5,834
Coca-Cola Consolidated, Inc.	11	7,000
Coty, Inc. - Class A (b)	14,103	154,710
elf Beauty, Inc. (b)	2,582	283,581
Grocery Outlet Holding Corp. (b)	12,327	355,634
Herbalife Ltd. (b)	1,093	15,291
Inter Parfums, Inc.	433	58,169
Lancaster Colony Corp.	43	7,096
PriceSmart, Inc.	109	8,113
Sovos Brands, Inc. (b)	7,144	161,097
Sprouts Farmers Market, Inc. (b)	645	27,606
The Beauty Health Co. (b)	15,763	94,893
The Chefs' Warehouse, Inc. (b)	2,083	44,118
The Duckhorn Portfolio, Inc. (b)	258	2,647
The Vita Coco Co., Inc. (b)	3,168	82,495
USANA Health Sciences, Inc. (b)	32	1,875
Vital Farms, Inc. (b)	1,853	21,458
		1,394,638
Energy - 7.3%
Archrock, Inc.	3,015	37,989
Cactus, Inc. - Class A	677	33,992
ChampionX Corp.	1,011	36,012
Chord Energy Corp.	75	12,155
CVR Energy, Inc.	705	23,991
DMC Global, Inc. (b)	820	20,065
Dorian LPG Ltd.	1,034	29,707
Dril-Quip, Inc. (b)	4,110	115,779
Earthstone Energy, Inc. - Class A (b)	17,567	355,556
Equitrans Midstream Corp.	6,438	60,324
Excelerate Energy, Inc. - Class A	13,990	238,390
Golar LNG Ltd.	176	4,270
Kosmos Energy Ltd. (b)	896	7,329
Liberty Energy, Inc.	1,653	30,614
Magnolia Oil & Gas Corp. - Class A	44	1,008
Nabors Industries Ltd. (b)	96	11,821
Oceaneering International, Inc. (b)	1,237	31,816
Par Pacific Holdings, Inc. (b)	1,049	37,701
Patterson-UTI Energy, Inc.	802	11,099
Permian Resources Corp.	34,084	475,813
REX American Resources Corp. (b)	285	11,605
RPC, Inc.	4,266	38,138
Solaris Oilfield Infrastructure, Inc. - Class A	325	3,464
TETRA Technologies, Inc. (b)	1,322	8,434
Tidewater, Inc. (b)	797	56,643
Uranium Energy Corp. (b)	2,327	11,984
US Silica Holdings, Inc. (b)	1,193	16,750
Weatherford International PLC (b)	545	49,230
		1,771,679
Financials - 6.6%
AvidXchange Holdings, Inc. (b)	214	2,029
Axos Financial, Inc. (b)	35	1,325
Cadence Bank	5,785	122,758
Coastal Financial Corp. (b)	57	2,446
Crawford & Co. - Class A	204	1,905
EVERTEC, Inc.	1,355	50,379
Flywire Corp. (b)	246	7,845
Goosehead Insurance, Inc. - Class A (b)	125	9,316
Hamilton Lane, Inc. - Class A	967	87,455
Home BancShares, Inc.	11,927	249,751
HomeTrust Bancshares, Inc.	209	4,529
I3 Verticals, Inc. - Class A (b)	5,233	110,626
Kinsale Capital Group, Inc.	66	27,333
Marqeta, Inc. - Class A (b)	5,998	35,868
NMI Holdings, Inc. - Class A (b)	890	24,110
Open Lending Corp. (b)	3,012	22,048
Pagseguro Digital Ltd. - Class A (b)	2,394	20,612
Palomar Holdings, Inc. (b)	410	20,807
Patria Investments Ltd. - Class A	4,062	59,224
PROG Holdings, Inc. (b)	1,194	39,653
Remitly Global, Inc. (b)	863	21,765
Repay Holdings Corp. (b)	20,595	156,316
RLI Corp.	100	13,589
ServisFirst Bancshares, Inc.	724	37,771
StoneCo Ltd. - Class A (b)	5,312	56,679
Texas Capital Bancshares, Inc. (b)	3,231	190,306
The Bancorp, Inc. (b)	392	13,524
Triumph Financial, Inc. (b)	2,888	187,113
Universal Insurance Holdings, Inc.	440	6,169
Westamerica BanCorp	286	12,370
World Acceptance Corp. (b)	35	4,447
		1,600,068
Health Care - 27.8%
ACADIA Pharmaceuticals, Inc. (b)(c)	1,729	36,032
Accolade, Inc. (b)	611	6,464
Adaptive Biotechnologies Corp. (b)	597	3,254
Addus HomeCare Corp. (b)	212	18,060
Agenus, Inc. (b)	4,822	5,449
Alector, Inc. (b)	617	3,998
Alignment Healthcare, Inc. (b)	381	2,644
Alkermes PLC (b)	776	21,736
Amedisys, Inc. (b)	1,720	160,648
Amicus Therapeutics, Inc. (b)	467	5,679
Amphastar Pharmaceuticals, Inc. (b)	416	19,132
Anavex Life Sciences Corp. (b)	646	4,231
ANI Pharmaceuticals, Inc. (b)	2,471	143,466
Apollo Medical Holdings, Inc. (b)	74	2,283
Arcturus Therapeutics Holdings, Inc. (b)(c)	1,531	39,117
Arrowhead Pharmaceuticals, Inc. (b)	340	9,136
Arvinas, Inc. (b)	364	7,149
Avid Bioservices, Inc. (b)	14,981	141,421
Axonics, Inc. (b)	73	4,097
Beam Therapeutics, Inc. (b)	852	20,491
BioCryst Pharmaceuticals, Inc. (b)	764	5,409
BioLife Solutions, Inc. (b)	11,695	161,508
Bluebird Bio, Inc. (b)	25,107	76,325
Blueprint Medicines Corp. (b)	573	28,776
Bridgebio Pharma, Inc. (b)	511	13,475
Caribou Biosciences, Inc. (b)	9,099	43,493
Castle Biosciences, Inc. (b)	8,218	138,802
Catalyst Pharmaceuticals, Inc. (b)	1,784	20,855
Celldex Therapeutics, Inc. (b)	393	10,815
Certara, Inc. (b)	5,320	77,353
Cerus Corp. (b)	3,444	5,579
Chemed Corp.	422	219,313
Coherus Biosciences, Inc. (b)	380	1,421
Collegium Pharmaceutical, Inc. (b)	1,185	26,485
CONMED Corp.	3,466	349,546
Corcept Therapeutics, Inc. (b)	713	19,426
CryoPort, Inc. (b)	5,543	75,995
CytoSorbents Corp. (b)	6,786	12,758
Denali Therapeutics, Inc. (b)	1,476	30,450
Dynavax Technologies Corp. (b)	3,884	57,367
Edgewise Therapeutics, Inc. (b)	8,029	46,006
Embecta Corp.	1,115	16,781
Glaukos Corp. (b)	101	7,600
Globus Medical, Inc. - Class A (b)	530	26,314
Guardant Health, Inc. (b)	360	10,670
Haemonetics Corp. (b)	971	86,982
Halozyme Therapeutics, Inc. (b)	1,328	50,730
Harmony Biosciences Holdings, Inc. (b)	228	7,472
Harvard Bioscience, Inc. (b)	48,865	210,120
Health Catalyst, Inc. (b)	15,451	156,364
HealthEquity, Inc. (b)	669	48,870
Heron Therapeutics, Inc. (b)	5,176	5,331
Hims & Hers Health, Inc. (b)	701	4,409
Ideaya Biosciences, Inc. (b)	712	19,210
ImmunoGen, Inc. (b)	8,832	140,164
Inari Medical, Inc. (b)	610	39,894
Inmode Ltd. (b)	903	27,505
Innoviva, Inc. (b)	1,924	24,993
Inspire Medical Systems, Inc. (b)	30	5,953
Intellia Therapeutics, Inc. (b)	1,997	63,145
Intra-Cellular Therapies, Inc. (b)	510	26,566
Invitae Corp. (b)(c)	1,165	705
iRadimed Corp.	478	21,209
iRhythm Technologies, Inc. (b)	99	9,332
Ironwood Pharmaceuticals, Inc. - Class A (b)	1,822	17,546
Kiniksa Pharmaceuticals Ltd. - Class A (b)	7,427	129,007
Krystal Biotech, Inc. (b)	388	45,008
Kymera Therapeutics, Inc. (b)	81	1,126
Lantheus Holdings, Inc. (b)	847	58,850
LeMaitre Vascular, Inc.	6,851	373,242
LifeMD, Inc. (b)	3,078	19,237
MacroGenics, Inc. (b)	240	1,118
MaxCyte, Inc. (b)	15,126	47,193
Medpace Holdings, Inc. (b)	1,787	432,686
Mesa Laboratories, Inc.	2,652	278,646
MoonLake Immunotherapeutics (b)(c)	1,180	67,260
NanoString Technologies, Inc. (b)	1,909	3,283
Neogen Corp. (b)	4,391	81,409
NeoGenomics, Inc. (b)	835	10,271
Nurix Therapeutics, Inc. (b)	365	2,869
Olink Holding AB - ADR (b)(c)	7,222	106,524
Option Care Health, Inc. (b)	3,710	120,019
OrthoPediatrics Corp. (b)	5,492	175,744
Pacific Biosciences of California, Inc. (b)	611	5,102
Pacira BioSciences, Inc. (b)	151	4,633
PetIQ, Inc. (b)	112	2,206
Pliant Therapeutics, Inc. (b)	4,417	76,591
Privia Health Group, Inc. (b)	784	18,032
Progyny, Inc. (b)	1,192	40,552
Prothena Corp. PLC (b)	1,921	92,688
PTC Therapeutics, Inc. (b)	295	6,611
Quanterix Corp. (b)	6,567	178,228
RAPT Therapeutics, Inc. (b)	355	5,900
Relay Therapeutics, Inc. (b)	194	1,632
Repligen Corp. (b)	1,510	240,105
Revance Therapeutics, Inc. (b)	619	7,100
REVOLUTION Medicines, Inc. (b)	374	10,352
Rhythm Pharmaceuticals, Inc. (b)	582	13,342
Rigel Pharmaceuticals, Inc. (b)	1,457	1,574
Rocket Pharmaceuticals, Inc. (b)	545	11,167
Select Medical Holdings Corp.	54	1,365
SI-BONE, Inc. (b)	8,540	181,390
SIGA Technologies, Inc.	1,540	8,085
Simulations Plus, Inc.	6,580	274,386
STAAR Surgical Co. (b)	49	1,969
Stoke Therapeutics, Inc. (b)	10,729	42,272
Surgery Partners, Inc. (b)	348	10,179
TG Therapeutics, Inc. (b)	1,755	14,672
The Ensign Group, Inc.	882	81,964
TransMedics Group, Inc. (b)	317	17,356
Twist Bioscience Corp. (b)	41	831
UFP Technologies, Inc. (b)	10	1,615
Utah Medical Products, Inc.	75	6,450
Vaxcyte, Inc. (b)	15	765
Veracyte, Inc. (b)	219	4,890
Vericel Corp. (b)	5,457	182,919
Xenon Pharmaceuticals, Inc. (b)	2,538	86,698
Y-mAbs Therapeutics, Inc. (b)	2,169	11,821
Zentalis Pharmaceuticals, Inc. (b)	83	1,665
Zymeworks, Inc. (b)	5,682	36,024
		6,740,132
Industrials - 17.8%
AAON, Inc.	484	27,525
ACV Auctions, Inc. - Class A (b)	742	11,263
AeroVironment, Inc. (b)	69	7,696
AerSale Corp. (b)	10,260	153,284
Alamo Group, Inc.	122	21,089
Allegiant Travel Co.	201	15,449
Alta Equipment Group, Inc.	13,114	158,155
American Woodmark Corp. (b)	97	7,334
Apogee Enterprises, Inc.	498	23,446
Applied Industrial Technologies, Inc.	607	93,848
Aris Water Solutions, Inc. - Class A	13,475	134,480
Array Technologies, Inc. (b)	1,873	41,562
Atkore, Inc. (b)	646	96,377
Barrett Business Services, Inc.	49	4,422
Beacon Roofing Supply, Inc. (b)	408	31,485
Bloom Energy Corp. - Class A (b)	196	2,599
Casella Waste Systems, Inc. - Class A (b)	3,810	290,703
Chart Industries, Inc. (b)	20	3,382
Columbus McKinnon Corp.	5,549	193,716
Comfort Systems USA, Inc.	568	96,793
Commercial Vehicle Group, Inc. (b)	478	3,709
Construction Partners, Inc. - Class A (b)	1,589	58,094
CSW Industrials, Inc.	302	52,922
Desktop Metal, Inc. - Class A (b)	639	933
Douglas Dynamics, Inc.	4,875	147,127
EMCOR Group, Inc.	169	35,556
Energy Recovery, Inc. (b)	2,783	59,027
Enerpac Tool Group Corp.	521	13,770
EnerSys	517	48,944
ESCO Technologies, Inc.	65	6,789
ExlService Holdings, Inc. (b)	2,495	69,960
Exponent, Inc.	342	29,275
Federal Signal Corp.	1,973	117,847
Fluor Corp. (b)	1,511	55,454
Franklin Covey Co. (b)	223	9,571
Franklin Electric Co., Inc.	128	11,421
FuelCell Energy, Inc. (b)(c)	1,752	2,243
GMS, Inc. (b)	522	33,392
Griffon Corp.	121	4,800
Heritage-Crystal Clean, Inc. (b)	141	6,394
Hudson Technologies, Inc. (b)	3,299	43,877
Huron Consulting Group, Inc. (b)	303	31,561
Insperity, Inc.	220	21,472
Janus International Group, Inc. (b)	2,881	30,827
Kornit Digital Ltd. (b)	1,095	20,706
Masonite International Corp. (b)	114	10,627
Maximus, Inc.	61	4,556
Mayville Engineering Co., Inc. (b)	1,071	11,749
McGrath RentCorp	345	34,583
Mercury Systems, Inc. (b)	5,705	211,599
Mueller Industries, Inc.	187	14,055
MYR Group, Inc. (b)	284	38,272
PGT Innovations, Inc. (b)	581	16,123
Rush Enterprises, Inc. - Class A	1,903	77,700
Saia, Inc. (b)	605	241,183
Shoals Technologies Group, Inc. - Class A (b)	444	8,103
Simpson Manufacturing Co., Inc.	780	116,852
SiteOne Landscape Supply, Inc. (b)	1,645	268,875
SP Plus Corp. (b)	558	20,144
SPX Technologies, Inc. (b)	182	14,815
Sterling Infrastructure, Inc. (b)	397	29,172
Tennant Co.	121	8,972
Terex Corp.	1,262	72,716
Tetra Tech, Inc.	74	11,250
The AZEK Co., Inc. (b)	4,697	139,689
The Brink's Co.	135	9,806
TriNet Group, Inc. (b)	504	58,706
UFP Industries, Inc.	730	74,752
Upwork, Inc. (b)	1,743	19,801
Veritiv Corp.	66	11,147
Verra Mobility Corp. (b)	277	5,180
Vicor Corp. (b)	338	19,905
Wabash National Corp.	1,263	26,675
Watts Water Technologies, Inc. - Class A	111	19,183
WNS Holdings Ltd. - ADR (b)	5,926	405,694
		4,332,163
Information Technology - 18.8%
8x8, Inc. (b)	5,871	14,795
908 Devices, Inc. (b)	10,030	66,800
A10 Networks, Inc.	1,623	24,394
ACI Worldwide, Inc. (b)	910	20,530
Advanced Energy Industries, Inc.	75	7,734
Alarm.com Holdings, Inc. (b)	452	27,635
Altair Engineering, Inc. - Class A (b)	278	17,392
Amplitude, Inc. - Class A (b)	2,141	24,771
Appfolio, Inc. - Class A (b)	1,617	295,313
Appian Corp. - Class A (b)	967	44,105
Arlo Technologies, Inc. (b)	661	6,808
Arteris, Inc. (b)	15,752	102,546
Asana, Inc. - Class A (b)	480	8,789
Axcelis Technologies, Inc. (b)	549	89,514
Badger Meter, Inc.	414	59,562
Bel Fuse, Inc. - Class B	2,124	101,357
Belden, Inc.	403	38,910
BlackLine, Inc. (b)	1,001	55,525
Box, Inc. - Class A (b)	470	11,379
C3.ai, Inc. - Class A (b)(c)	222	5,665
Calix, Inc. (b)	356	16,319
CEVA, Inc. (b)	5,752	111,531
Coherent Corp. (b)	378	12,338
DigitalOcean Holdings, Inc. (b)	827	19,873
Diodes, Inc. (b)	55	4,336
DoubleVerify Holdings, Inc. (b)	6,259	174,939
Edgio, Inc. (b)	46,737	39,825
Endava PLC - ADR (b)	2,273	130,357
EngageSmart, Inc. (b)	182	3,274
ePlus, Inc. (b)	202	12,831
Everbridge, Inc. (b)	339	7,600
Extreme Networks, Inc. (b)	1,268	30,698
Fabrinet (b)	390	64,982
Fastly, Inc. - Class A (b)	545	10,448
Grid Dynamics Holdings, Inc. (b)	6,706	81,679
Guidewire Software, Inc. (b)	1,408	126,720
indie Semiconductor, Inc. - Class A (b)	12,014	75,688
Insight Enterprises, Inc. (b)	147	21,388
InterDigital, Inc.	608	48,786
Lattice Semiconductor Corp. (b)	232	19,936
LivePerson, Inc. (b)	1,912	7,438
Model N, Inc. (b)	5,763	140,675
N-able, Inc. (b)	1,076	13,880
Napco Security Technologies, Inc.	3,885	86,441
Novanta, Inc. (b)	34	4,877
Olo, Inc. - Class A (b)	1,282	7,769
Onto Innovation, Inc. (b)	238	30,350
OSI Systems, Inc. (b)	63	7,437
PagerDuty, Inc. (b)	1,035	23,277
PDF Solutions, Inc. (b)	2,827	91,595
Pegasystems, Inc.	4,205	182,539
Photronics, Inc. (b)	623	12,591
Plexus Corp. (b)	101	9,391
PROS Holdings, Inc. (b)(c)	5,105	176,735
Q2 Holdings, Inc. (b)	178	5,744
Qualys, Inc. (b)	3,076	469,244
Radware Ltd. (b)	4,819	81,537
Rambus, Inc. (b)	1,257	70,128
Rapid7, Inc. (b)	804	36,807
Riskified Ltd. - Class A (b)	8,217	36,812
Sanmina Corp. (b)	547	29,691
Sapiens International Corp. NV	1,229	34,940
Silicon Laboratories, Inc. (b)	975	112,993
SoundThinking, Inc. (b)	3,008	53,843
Sprout Social, Inc. - Class A (b)	399	19,902
SPS Commerce, Inc. (b)	284	48,453
Super Micro Computer, Inc. (b)	258	70,749
Tenable Holdings, Inc. (b)	1,157	51,834
Varonis Systems, Inc. (b)	218	6,658
Veeco Instruments, Inc. (b)	6,069	170,600
Workiva, Inc. (b)	3,956	400,901
Yext, Inc. (b)	2,425	15,350
Zuora, Inc. - Class A (b)	1,734	14,288
		4,562,541
Materials - 1.8%
Alpha Metallurgical Resources, Inc.	15	3,896
ATI, Inc. (b)	312	12,839
Balchem Corp.	192	23,816
Commercial Metals Co.	359	17,738
Ferroglobe Representation & Warranty Insurance Trust (b)(d)(e)	840	–
Hawkins, Inc.	6	353
Innospec, Inc.	18	1,839
Livent Corp. (b)	1,836	33,801
Materion Corp.	1,991	202,903
O-I Glass, Inc. (b)	1,654	27,671
Quaker Chemical Corp.	614	98,240
Warrior Met Coal, Inc.	58	2,963
		426,059
Real Estate - 0.3%
DigitalBridge Group, Inc.	2,181	38,342
Essential Properties Realty Trust, Inc.	709	15,336
Redfin Corp. (b)	2,301	16,199
		69,877
Utilities - 0.3%
Brookfield Infrastructure Corp. - Class A	696	24,597
Otter Tail Corp.	513	38,947
Sunnova Energy International, Inc. (b)(c)	82	858
		64,402
Total Common Stocks (Cost $21,346,327)		23,968,119

Total Investments at Value - 98.7% (Cost $21,346,327)		23,968,119
Other Assets in Excess of Liabilities - 1.3%		319,712
Net Assets - 100.0%		$24,287,831

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) This security or a partial position of this security is on loan at September 30, 2023. The total fair value of securities on loan at September 30, 2023 was $440,445.
(d) Level 3 security. Security has been valued at fair value by the valuation designee. The total value of such securities is $0 as of September 30, 2023, representing 0.0% of net assets.
(e) Illiquid security. The total value of such securities is $0 as of September 30, 2023, representing 0.0% of net assets.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

SMALL COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

1. Securities Valuation

 Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2023, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2023:

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$23,968,119	$-	$-	*	$23,968,119
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$23,968,119	$-	$-		$23,968,119

* Includes securities that have been fair valued at $0.

Refer to the Portfolio’s Schedule of Investments for a listing of the securities by industry or sector type. Small Company Growth Portfolio held a common stock that was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 as of September 30, 2023. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.